Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ACRE Credit Partners REIT LLC (the “Company”)
Barclays Capital Inc.

J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: ACREC 2023-FL2 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ACREC 2023-FL2 Accounting Tape_1.25.xlsx” provided by the Company on January 25, 2023 (the “Data File”), containing information on 15 mortgage assets and 18 related mortgaged properties as of February 9, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by ACREC 2023-FL2 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the Term SOFR rate 3.750% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, Assumed SOFR and Instructions.
•	Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv)

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any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
January 26, 2023

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report, Engineering Report
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll
Occupancy %	Underwritten Rent Roll, Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll, Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Promissory Note, Loan Agreement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Loan Agreement, Promissory Note, Organizational Chart
Principals (Individuals)	Loan Agreement, Guaranty, Organization Chart
Related Borrower (Y/N)	Guaranty, Loan Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Loan Agreement
Annual Debt Service Payment (P&I)	Amortization schedule provided by the Company.
Commitment Original Balance ($)	Loan Agreement, Promissory Note
Initial Funded Amount ($)	Loan Agreement, Promissory Note
Future Funding Trigger / Requirements	Loan Agreement, Promissory Note
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement

Attribute	Source Document(s)
Mortgage Asset Cut-off Date Balance ($)	Provided by the Company
Mortgage Loan Balloon Payment ($)	Loan Agreement, Promissory Note
ARD Loan (Y/N)	Loan Agreement, Promissory Note
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Promissory Note
Extension Options	Loan Agreement, Promissory Note
Extension Options Description	Loan Agreement, Promissory Note
First Extension Fee %	Loan Agreement, Promissory Note
First Extension Period (Months)	Loan Agreement, Promissory Note
First Extension Cap	Loan Agreement, Promissory Note
Second Extension Fee %	Loan Agreement, Promissory Note
Second Extension Period (Months)	Loan Agreement, Promissory Note
Second Extension Cap	Loan Agreement, Promissory Note
Third Extension Fee %	Loan Agreement, Promissory Note
Third Extension Period (Months)	Loan Agreement, Promissory Note
Third Extension Floor	Loan Agreement, Promissory Note
Third Extension Cap	Loan Agreement, Promissory Note
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement, Promissory Note
Fully Extended Maturity Date	Loan Agreement, Promissory Note
Rate Type	Loan Agreement, Promissory Note
Index for Floating Rate	Loan Agreement, Promissory Note
Term SOFR Additional Rate	Loan Agreement; Notice of Cessation of LIBOR
Fully Funded Mortgage Loan Margin %	Loan Agreement, Promissory Note
ARD Mortgage Rate After ARD and extension periods	Loan Agreement, Promissory Note
Rate Step Up Post ARD Commencement Date	Loan Agreement, Promissory Note
ARD Loan Fully Extended Maturity Date	Loan Agreement, Promissory Note
Rounding Factor (4)	Loan Agreement, Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note

Attribute	Source Document(s)
Rounding Direction	Loan Agreement, Promissory Note
Lookback Period	Loan Agreement, Promissory Note
SOFR Cap Provider	SOFR Cap Confirmation
SOFR Cap Provider Rating	Bloomberg Screenshot
SOFR Floor %	Loan Agreement, Promissory Note
SOFR Cap Strike Price %	SOFR Cap Confirmation
Interest Accrual Basis	Loan Agreement, Promissory Note
Interest Rate Change	Loan Agreement, Promissory Note
Interest Rate Change Amount	Loan Agreement, Promissory Note
Interest Rate Change Trigger	Loan Agreement, Promissory Note
Grace Period Default (Days)	Loan Agreement, Promissory Note
Grace Period Late (Days)	Loan Agreement, Promissory Note
Grace Period Balloon (Days)	Loan Agreement, Promissory Note
Original Prepayment Provision	Loan Agreement, Promissory Note
Remaining Prepayment Provision	Loan Agreement, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Promissory Note
Amortization Type During Extensions	Loan Agreement, Promissory Note
Amortization Type	Loan Agreement, Promissory Note
Amort Number of Months	Loan Agreement, Promissory Note
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report

Attribute	Source Document(s)
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Lien Position	Title Policy, Deed of Trust, Promissory Note
Full Recourse (Y/N/Partial)	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold/Both)	Title Policy, Deed of Trust, Promissory Note
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement, Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement, Loan Agreement
Lockbox Trigger Event	Cash Management Agreement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement

Attribute	Source Document(s)
Replacement Reserve (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report, Settlement Statement, Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Initial Capital Improvement Reserve	Servicer Report, Settlement Statement, Loan Agreement
Cut-off Capital Improvement Reserve	Servicer Report, Settlement Statement, Loan Agreement
Capital Improvement Reserve (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 1 Description (1)	Loan Agreement, Settlement Statement
Cut-off Other Reserve 2 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 2 Description (1)	Loan Agreement, Settlement Statement
Cut-off Other Reserve 3 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 3 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 3 Description (1)	Loan Agreement, Settlement Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll

Attribute	Source Document(s)
Property Manager	Management Agreement, Conditional Assignment of Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, Promissory Note, TIC Agreement
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Promissory Note
Independent Director (Y/N)	Loan Agreement, Promissory Note
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Loan Agreement
DST (Y/N)	Loan Agreement, Promissory Note
IDOT (Y/N)	Loan Agreement, Promissory Note
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report, Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Permitted Future Debt (Y/N)	Loan Agreement, Promissory Note
Type	Loan Agreement, Promissory Note

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)

For Mortgage Assets which have Interest Accrual Basis as 30/360, Mortgage Loan Cut-off Date Balance ($) multiplied by Fully Funded Mortgage Loan Rate %; otherwise, for Mortgage Assets which have Interest Accrual Basis as Actual/360, Mortgage Loan Cut-off Date Balance ($) multiplied by Fully

Funded Mortgage Loan Rate % multiplied by 365/360

Annual Debt Service Payment (Cap)

For Mortgage Assets which have Interest Accrual Basis as 30/360, Mortgage Loan Cut-off Date Balance ($) multiplied by Mortgage Rate Cap; otherwise, for Mortgage Assets which have Interest Accrual Basis as Actual/360, Mortgage Loan Cut-off

Date Balance ($) multiplied by Mortgage Rate Cap multiplied by 365/360

Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Loans
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the aggregate Mortgage Asset Cut-off Date Balance ($) of all Mortgage Loans
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Pari Passu	Mortgage Loan Cut-off Date Balance ($) less Mortgage Asset Cut-off Date Balance ($)
Initial Loan Term (Original)	Number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee % (if applicable)
First Extension Floor	Fully Funded Mortgage Loan Margin % plus SOFR Floor %
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee % (if applicable)
Second Extension Floor	Fully Funded Mortgage Loan Margin % plus SOFR Floor %
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee % (if applicable)

Attribute	Calculation Methodology
Third Extension Floor	Fully Funded Mortgage Loan Margin % plus SOFR Floor %
Exit Fee ($) / Deferred Origination Fee ($)	Commitment Original Balance ($) multiplied by Exit Fee % / Deferred Origination Fee (%)
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	Fully Funded Mortgage Loan Margin % plus SOFR Floor %
Mortgage Rate Cap	Fully Funded Mortgage Loan Margin % plus SOFR Cap Strike Price %
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed SOFR rounded by the respective Rounding Factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by the Cut-off Date Total Debt Balance
IO Number of Months	Equals the Initial Loan Term (Original)
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio	Equals the Mortgage Loan Cut-off Date (As-Is) LTV Ratio
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance ($) minus Initial Capital Improvement Reserve divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI (where applicable) divided by Annual Debt Service Payment (IO)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF (where applicable) divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI (where applicable) divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF (where applicable) divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Annual Debt Service (IO) and Commitment Original Balance ($) divided by Mortgage Loan Cut-Off Date Balance ($)

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Annual Debt Service (IO) and Commitment Original Balance ($) divided by Mortgage Loan Cut- Off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Annual Debt Service (IO) and Commitment Original Balance ($) divided by Mortgage Loan Cut-Off Date Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Annual Debt Service (IO) and Commitment Original Balance ($) divided by Mortgage Loan Cut-Off Date Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Commitment Original Balance ($)
Cut-off Date Total Debt Balance	The sum of the Mortgage Loan Cut-Off Date Balance ($) and Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by the As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	The product of the Cut-off Date Total Debt Balance and the Fully Funded Mortgage Loan Rate % multiplied by 365 and divided by 360
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	The Mortgage Asset “Waters Edge” was not closed as of the date of this report. Therefore, we were not provided the Loan Files and we were instructed by the Company to assume such “Compared Attributes” and “Recomputed Attributes” relating to this Mortgage Asset and Mortgaged Property are accurate and not to perform any procedure.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Assets and Compared or Recomputed Attribute(s):

Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Briarhill Apartments; Accent Edgewood; Alta Foundry; Johnstown Plaza; 7403; Crossing at White Oak	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
Briarhill Apartments	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Provided by the Company

C-1